LEASES - weighted average remaining lease terms and discount rates (Details)	6 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	5 months 1 day	5 months 1 day
Weighted average discount rate	5.00%	5.00%
Rent expense	$ 174,613	¥ 1,216,704	¥ 1,249,655